Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories
Ore in stockpiles and mill supplies	$ 4,647	$ 4,699
Materials and supplies	920	818
Inventory	5,567	5,517
Less: current portion	1,285	818
Non-current inventories	$ 4,282	$ 4,699